Other Current Assets (Details) - Schedule of other current assets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Schedule of other current assets [Abstract]
Prepaid rental expenses	[1]	$ 847,682	$ 1,441,879
Prepaid and other current assets		77,115	118,240
Total		$ 924,797	$ 1,560,119

[1]	The balance as of March 31, 2022 and March 31, 2021 includes short-term refundable rental security deposits.